Ordinary Shares	12 Months Ended
Dec. 31, 2024
Ordinary Shares [Abstarct]
ORDINARY SHARES

NOTE 16 — ORDINARY SHARES

We have two authorized classes of ordinary share capital: Class A and Class B ordinary shares (collectively, referred to as Ordinary Shares). As of December 31, 2024 and 2023, we had authorized Class A ordinary shares of 4,000,000,000. We had 143,531,581 and 139,307,224 Class A ordinary shares issued and outstanding, respectively, as of December 31, 2024; and we had 143,531,581 and 137,077,382 Class A ordinary shares issued and outstanding, respectively, as of December 31, 2023. As of December 31, 2024 and 2023, we had authorized Class B ordinary shares of 1,000,000,000 and had no Class B ordinary shares issued or outstanding.

The par value of our Ordinary Shares is $0.0001 per share. Our Class B ordinary shares are reserved for our founders as the Class A ordinary shares held by our founders are automatically convertible into an equal number of Class B ordinary shares immediately upon the completion of a public offering or an alternative listing, including through merger with an existing listed company or a special-purpose acquisition company. With the exception for voting and conversion rights, the Class A and Class B ordinary shares are identical.

Voting Rights

Our Class A ordinary shares are entitled to one vote, and our Class B ordinary shares are entitled to 20 votes. Class A and Class B vote together as one class on all matters requiring a shareholder vote.

Conversion Rights

As mentioned above, our Class A ordinary shares held by our founders are convertible into Class B upon a public offering or alternative listing. Class B ordinary shares may be converted to an equal number of Class A ordinary shares. No other Class A ordinary shares may be converted into Class B ordinary shares. As of December 31, 2024 and 2023, our founders own 112,744,651 of Class A ordinary shares that may convert into an equal amount of Class B ordinary shares in the future.

Dividend Rights

Subject to the rights of our Preferred Shares, the holders of our Ordinary Shares will be entitled to receive ratable dividends, if any, as may be declared from time to time by our board of directors out of funds legally available for the payment of dividends. As of December 31, 2024, we have not declared or paid a dividend.

Right to Receive Liquidation Distributions

If we liquidate, dissolve or wind up, after all liabilities and, if applicable, the holders of our Preferred Shares have been paid in full according to their respective liquidation preference, the holders of our Ordinary Shares will be entitled to share ratably in all remaining assets.

No Preemptive or Similar Rights

The rights, preferences and privileges of the holders of our Ordinary Shares are subject to, and may be adversely affected by, the rights of the holders of our Preferred Shares. Our Ordinary Shares have no preemptive rights or similar rights with respect to a conversion of Preferred Shares, which may result in significant dilution.

Treasury Shares

As of December 31, 2024 and 2023, Webull Partners Limited, our share-award platform entity for certain employees, has been issued a total of 11,466,312 Class A ordinary shares. Of such shares, 7,241,955 and 5,012,112 are accounted for as issued and outstanding as they relate to certain exercises of employee options and vested RSAs as of December 31, 2024 and 2023, respectively. The remaining balance of 4,224,356 as of December 31, 2024 is reserved for future vesting of RSAs and option exercises. We have treated the reserved share amount as issued but not outstanding and presented them as treasury shares in our consolidated statement of financial position and consolidated statement of changes in shareholders’ deficit. The treasury shares have no cost basis.